Other Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Other Assets, Noncurrent Disclosure [Abstract]
Deposits	$ 5,427				$ 6,175				$ 5,427	$ 6,175
Deferred financing costs, net	14,060				9,725				14,060	9,725
Capitalized computer software, net	5,846				6,787				5,846	6,787	8,530
Long-term tax receivable	472				477				472	477
Long-term indemnification asset	4,689				0				4,689	0
Note receivable from Comverse, Inc.	8,536				7,019				8,536	7,019
Other	5,369				5,537				5,369	5,537
Other Assets	44,399				35,720				44,399	35,720
Capitalized Computer Software, Accumulated Amortization	21,437				17,891				21,437	17,891
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized computer software, net, beginning of year				6,787				8,530	6,787	8,530
Software costs capitalized during the year									3,399	2,527
Amortization of software costs									(4,135)	(4,236)
Effect of changes in foreign currencies									(205)	(34)
Capitalized computer software, net, end of year	5,846				6,787				5,846	6,787	8,530
Attributable to Comverse Technology, Inc.	$ 3,786	$ 46,773	$ (24,280)	$ (29,763)	$ 24,561	$ (46,639)	$ (14,579)	$ (51,067)	$ (3,484)	$ (87,724)	$ (270,408)